Offsetting financial assets and liabilities	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Offsetting financial assets and liabilities
22. Offsetting Financial Assets and Liabilities
The following table
summ
arizes the amounts of financial assets and financial liabilities that are subject to an enforceable master netting agreement or similar agreement but not set off because they do not meet some or all of the offsetting criteria for financial assets and financial liabilities. With respect to financial instruments that may be offset in the future based on set-off
rights associated with master netting agreements or similar agreements, as well as the associated collateral, the set-off
will be enforceable only when certain circumstances, such as when the counterparty cannot perform on its obligations due to bankruptcy or other reasons, arise.

	Yen in millions
	March 31, 2022
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments

Other financial assets Derivatives	419,173	(182,288)	(105,201)	131,685
Other financial liabilities Derivatives	497,198	(182,288)	(111,283)	203,627

	Yen in millions
	March 31, 2023
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments

Other financial assets Derivatives	610,340	(196,423)	(206,087)	207,830
Other financial liabilities Derivatives	456,257	(196,423)	(97,794)	162,040
The amounts offset, as presented in the consolidated statement of financial position, in accordance with the criteria for offsetting financial assets and financial liabilities were immaterial.